Product warranties and recalls and other safety measures (Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,302,309	¥ 1,275,256	¥ 1,275,200
Payments made during year	(363,708)	(396,971)	(456,177)
Provision for recalls and other safety measures	169,134	428,613	454,391
Other	(3,024)	(4,589)	1,842
Liabilities for recalls and other safety measures at end of year	¥ 1,104,711	¥ 1,302,309	¥ 1,275,256